EQUITY (Details Textual)		1 Months Ended						12 Months Ended
	Jul. 06, 2016 $ / shares shares	Feb. 26, 2015 $ / shares shares	Mar. 09, 2014 USD ($) $ / shares shares	Sep. 12, 2013 USD ($) $ / shares shares	Jul. 08, 2013 USD ($) $ / shares shares	Aug. 31, 2011 $ / shares shares	Jan. 31, 2011 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 ₪ / shares shares	Dec. 31, 2013 shares	Apr. 30, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of shares and exercise of options, net of issuance costs | $			$ 10,440,000					$ 395,000	$ 98,000	$ 15,000
Shares sold			1,130,000
Sale of Stock, Price Per Share | $ / shares			$ 9.25
Options available for grant													17,000
Options granted, weighted-average grant date fair value | $ / shares								$ 7.8	$ 5.9
Options vested, weighted-average grant date fair value | $								$ 278,000
Unrecognized compensation costs | $								$ 358,000
Unrecognized compensation costs, recognition period								1 year 9 months 18 days
Options granted				246,984	41,000	10,000	246,984
Exercise price | $ / shares				$ 3.38	$ 3.38	$ 4.80	$ 7.00
Amortization of stock compensation | $				$ 599,000				$ 518,000	$ 320,000	$ 309,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares								$ 0.87
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for grant													4,500
Exercise price | ₪ / shares											₪ 3
Employee Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years
Options available for grant												376,712
Options granted	250,000	77,000
Amortization of stock compensation | $								$ 346,662
Minimum Favorable Tax Treatment Percentage On Option Exercise Price Determined												100.00%
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 5.94	$ 8.35
Employee Share Option Plan 2013 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for grant											46,300
Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					20,000
Exercise price | $ / shares					$ 3.38
Amortization of stock compensation | $					$ 31,000